CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares
Accounts receivable, allowance	¥ 46,156	$ 6,600	¥ 42,884
Accounts receivable, net	44,049	6,299	51,168
Reserve for prepayments and other current assets	162,132	23,184	174,666
Accrued expenses and other liabilities including loan from related party of RMB1,937 and RMB2,245 (US$321) as of December 31, 2024 and 2025, respectively)	804,564	115,051	846,194
Long-term bank and other borrowings, non-current portion	¥ 2,465,505	$ 352,563	¥ 2,693,693
Treasury stock, common shares	12,101,847	12,101,847	12,101,847
Related party
Accounts receivable, net	¥ 961	$ 137	¥ 715
Prepayments and other current assets, due from related party	109,899	15,715	119,254
Accrued expenses and other liabilities including loan from related party of RMB1,937 and RMB2,245 (US$321) as of December 31, 2024 and 2025, respectively)	2,245	321	1,937
Short-term bank and other borrowings, loan from related party	120,398	17,217	115,693
Long-term bank and other borrowings, current portion, loan from related party	47,356	6,772	17,517
Long-term bank and other borrowings, non-current portion	¥ 103,216	$ 14,760	¥ 95,493
Class A ordinary shares
Ordinary shares, par value per share | $ / shares		$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	96,565,584	96,565,584	96,565,584
Ordinary shares, shares outstanding	84,463,737	84,463,737	84,463,737
Class B ordinary shares
Ordinary shares, par value per share | $ / shares		$ 0.0001
Ordinary shares, shares authorized	45,787,948	45,787,948	45,787,948
Ordinary shares, shares issued	45,787,948	45,787,948	45,787,948
Ordinary shares, shares outstanding	45,787,948	45,787,948	45,787,948